Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0001048286
Registrant Name	Marriott International, Inc.
Registration File Number	333-277039
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES